CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Construction Contracts [Abstract]
Contract costs incurred to date	$ 13,272	$ 21,014	$ 21,290
Profit recognized to date (less recognized losses)	117	2,044	1,760
Contract costs incurred and profit recognized (less recognized losses)	13,389	23,058	23,050
Less: progress billings	(13,723)	(23,847)	(24,021)
Contract work in progress (liability)	(334)	(789)	(971)
Comprising:
Amounts due from customers — work in progress	167	435	427
Amounts due to customers — creditors	(501)	(1,224)	(1,398)
Contract work in progress (liability)	(334)	(789)	$ (971)
Decrease in amounts due from customers asset, billed amounts		(2,055)
Increase in amounts due from customers asset, additions to work in progress		2,119
Dispositions		(332)
Decrease in amounts due from customers liability, recognized revenue		(1,233)
Increase in amounts due from customers liability, additions to work in progress		1,301
Dispositions	$ (3,722)	99
Decrease due to dispositions		(805)
Increase in amounts due from customers liability, other changes		$ 14